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1933 Act File No. 333-15141
1940 Act File No. 811-22205

October 21, 2011

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:           Genworth Variable Insurance Trust (the “Trust”)
SEC File Nos. 333-151541 and 811-22205
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14A Information cover page, preliminary Notice of Special Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Trust in connection with a special meeting of shareholders that is scheduled to be held on January 12, 2012.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

                                                                                                   /s/ Fabio Battaglia, III
Fabio Battaglia, III

Enclosures